Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Income Taxes
Income Taxes

Note 14. Income Taxes

The Company computed the year-to-date income tax provision by applying the estimated annual effective tax rate to the year-to-date pre-tax income and adjusted for discrete tax items in the period. For the three and nine months ended March 31, 2025 the Company reserved 100% of the benefit calculated as income tax benefit and calculated a benefit of $988,500 and $1,691,500 for the three and nine months March 31, 2025, respectively.

For the three and nine months ended March 31, 2025, the difference between the U.S. statutory rate and the Company’s effective tax rate is due to the additional valuation allowance on the Company’s deferred tax assets during the period. The income tax benefit for the three months and nine months ended March 31, 2025, was primarily attributable to federal and state income taxes and nondeductible expenses for an effective tax rate of approximately 25.8%. The income tax benefit for the three months and nine months ended March 31, 2024, was primarily attributable to federal and state income taxes and non-deductible expenses for an effective tax rate of approximately 24.5%.

Deferred tax assets and liabilities resulting from temporary differences in the recognition of income and expenses for tax and financial reporting purposes. As of each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred taxes. Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of June 30, 2024 the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company also considered whether there was any currently available information about future years. The Company determined that it is more likely than not that the Company will have future taxable income. The Company used $2,506,514 of the federal net operating loss carryover during the year ended June 30, 2022, however during the years ended June 30, 2024 and June 30, 2023 the federal net operating loss increased significantly and management recorded a valuation reserve of $6,100,000.  As of March 31, 2025 the Company had a valuation reserve of approximately $7,791,500.

We file federal and state income tax returns in jurisdictions with varying statutes of limitations. Income tax returns generally remain subject to examination by federal and most state tax authorities. We are not currently under examination in any federal or state jurisdiction.

14. Income Taxes

The components of the provision for income taxes are as follows:

	2024	2023

Current tax provision	$12,700	$349,260
Deferred tax provision	(344,801)	(3,601,298)

Provision for income taxes (benefit)	$(332,101)	$(3,049,293)

The differences between income taxes calculated at the statutory US federal income tax rate and the Company’s provision for income taxes are as follows:

	2024	2023

Income tax provision at statutory federal and state tax rate	21%	21.00%
State taxes, net of federal benefit	0.27%	5.04%
Nondeductible expense	(0.05)%	(0.24)%
Tax return to provision	0.00%	(2.67)%
State tax rate change	.07%	1.81%
Other, net	5.53%	0.90%
Valuation allowance	(25.43)%	-%

Provision for income taxes	1.38%	25.83%

The net deferred income tax asset balance related to the following:

	2024	2023

Net operating losses carry forward	$4,405,547	$752,863

Right of use assets	98,987	-
Inventory write off	981,758	-
Impairment loss	3,159,477	1,015,997
Intangible assets	1,034,959	1,741,870
Stock Options	2,323,784	1,999,688
Allowance for doubtful accounts	16,797	56,112
Accrued compensation	27,540	19,323
Deferred revenue	-	18,196
Other, net	7	7
Valuation allowances	(6,100,000)	-

Deferred tax asset	$5,948,858	$5,604,056

There were approximately $44,916,500 and $21,258,000 of losses available to reduce federal taxable income in future years and can be carried forward indefinitely as of June 30, 2024 and June 30, 2023, respectively.

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of June 30, 2024 and 2023, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company also considered whether there was any currently available information about future years. The Company determined that it is more likely than not that the Company will have future taxable income. The Company used $2,506,514 of the federal net operating loss carryover during the year ended June 30, 2022.  During the years ended June 30, 2024 and June 30, 2023 the federal net operating loss increased significantly and management recorded a valuation reserve of $6,100,000.

We file federal and state income tax returns in jurisdictions with varying statutes of limitations. Income tax returns generally remain subject to examination by federal and most state tax authorities. We are not currently under examination in any federal or state jurisdiction.